CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Allowance for doubtful accounts	$ 3,651	¥ 25,105	¥ 5,794
Current liabilities of consolidated VIE without recourse to primary beneficiary	633,795	4,357,649	3,810,970
Non-current liabilities of consolidated VIE without recourse to primary beneficiary	$ 15,801	¥ 108,643	¥ 99,594
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053	1,858,134,053
Ordinary shares, issued shares	250,648,452	250,648,452	232,648,452
Ordinary shares, outstanding shares	250,648,452	250,648,452	232,648,452
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249	94,075,249
Ordinary shares, issued shares	94,075,249	94,075,249	94,075,249
Ordinary shares, outstanding shares	94,075,249	94,075,249	94,075,249
Class C ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698	47,790,698
Ordinary shares, issued shares	47,790,698	47,790,698	47,790,698
Ordinary shares, outstanding shares	47,790,698	47,790,698	47,790,698